Liquidity: (Details) (USD $)	0 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended			0 Months Ended	12 Months Ended
	Oct. 02, 2013	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 02, 2013 Calvin A. Wallen III Series B Convertible Preferred Stock	Oct. 02, 2013 Subsequent event	Jun. 30, 2013 Subsequent event	Oct. 02, 2013 Subsequent event Calvin A. Wallen III Series B Convertible Preferred Stock	Oct. 02, 2012 Credit Agreement with WFEC	Jun. 30, 2013 Credit Agreement with WFEC	Oct. 02, 2013 Senior secured notes due October 2, 2016	Oct. 02, 2013 Senior secured notes due October 2, 2016 Subsequent event	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate	Oct. 02, 2013 Credit Agreement WFEC	Oct. 02, 2013 Credit Agreement Cubic Louisiana	Oct. 02, 2013 Credit Agreement Subsequent event Wells Fargo Bank prime rate	Oct. 02, 2013 Credit Agreement Subsequent event WFEC	Oct. 02, 2013 Credit Agreement Subsequent event Cubic Louisiana	Dec. 18, 2009 Subordinated promissory note Calvin A. Wallen III	Jun. 30, 2013 Subordinated promissory note Calvin A. Wallen III	Jun. 30, 2013 Subordinated promissory note Wells Fargo Bank prime rate Calvin A. Wallen III	Oct. 02, 2013 Subordinated promissory note Subsequent event Calvin A. Wallen III
Liquidity [Line Items]
Net loss		$ (11,476,589)	$ (1,543,350)	$ (2,188,397)	$ (439,586)	$ (1,762,885)	$ (3,650,314)	$ (3,580,358)	$ (2,661,177)	$ (2,598,783)	$ (4,150,277)	$ (4,390,868)	$ (5,934,218)	$ (12,490,632)	$ (10,289,236)
Cash provided from operations											(9,125,261)	256,313	54,204	(395,058)	(2,567,159)
Working capital deficit			30,191,399				35,768,341						30,191,399	35,768,341
Paydown on the Credit Agreement													9,134,890		(5,000,000)					9,134,890	9,134,980
Principal amount																						66,000,000	66,000,000							2,000,000
Repayment of debt																									5,000,000			5,000,000			0
Long-term debt (including current portion)			27,865,110				37,000,000						27,865,110	37,000,000												20,865,110			20,865,110
Interest rate basis																								Wells Fargo Bank prime rate			Wells Fargo Bank prime rate			prime rate	prime rate	prime rate
Interest rate spread over basis (as a percent)																								2.00%			2.00%			1.00%	1.00%	1.00%
Revolving credit facility																									10,000,000			10,000,000
Proceeds from Call Option Structured Derivative											35,091,536						35,000,000
Proceeds from the issuance of the senior secured notes																							101,000,000
Amount available for capital expenditures and working capital	9,000,000																	21,000,000
Period for which cash flow from operations are sufficient to fund operations	12 months																	12 months
Shares issued																2,115			2,115
Value of shares issued																2,115,000			2,115,000
Convertible term loan, principal amount			27,865,110				37,000,000						27,865,110	37,000,000																	2,000,000		2,000,000
Accrued and unpaid interest																																	$ 114,986